CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2019	2018	2017
Non-current assets
Intangible assets	10	9	37
Tangible fixed assets	15	4	7
Financial fixed assets	1,152	3,590	4,236
Total non-current assets	1,177	3,603	4,280
Total current assets	393	435	394

Total assets	1,570	4,038	4,674

Equity	1,226	3,670	4,331
Total liabilities	344	368	343

Total equity and liabilities	1,570	4,038	4,674

Condensed income statement
Condensed income statement:
for the years ended December 31

	2019	2018	2017
Selling, general and administrative expenses	(160)	(240)	(177)
Other operating gains	350	—	—
Recharged expenses to group companies	21	47	60

Operating (loss) / profit	211	(193)	(117)
Finance income and (costs)	6	4	—
Share in result of subsidiaries after tax	404	771	(387)
Income tax	—	—	(1)
Total non-operating income and expenses	410	775	(388)

Profit / (loss) for the year	621	582	(505)

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2019	2018	2017
Total comprehensive loss for the year, net of tax	733	(138)	(1,081)

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2019	2018	2017

Net cash flows from operating activities	(213)	23	(313)

Investing activities
Receipt of dividends	—	571	1,392
Receipt of capital surplus from a subsidiary	650	—	—
Other cash flows from investing activities	101	(76)	(17)
Net cash flows used in investing activities	751	495	1,375

Financing activities
Proceeds from borrowings net of fees paid	—	—	606
Repayment of borrowings	—	—	(1,168)
Dividends paid to equity owners of the parent	(522)	(505)	(518)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	(522)	(505)	(1,080)

Net increase (decrease) in cash and cash equivalents	16	13	(18)
Net foreign exchange difference	—	1	(3)
Cash and cash equivalents at beginning of period	19	5	26
Cash and cash equivalents at end of period	35	19	5